Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000120923 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class R6
Trading Symbol	MGBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class R6 shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 5.00%, at net asset value. This compares with a return of 4.28% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector supported relative performance. An overweight exposure to the industrials sector also benefited relative returns. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds, and an overweight exposure to BBB -rated bonds, further strengthened relative results. Regional allocation also added to relative performance, particularly exposures to the United States and Europe.
    Favorable security selection within both the treasury and industrial sectors benefited relative returns. From a credit quality perspective, security selection among BBB -rated issuers supported relative results. The fund's underweight exposure to the US dollar and yield curve positioning, particularly along the USD yield curve, were additional factors that contributed to relative performance.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    Foreign exchange decisions, most notably from the fund's overweight exposure to the euro, Japanese yen and Chinese yuan currencies, weighed on relative performance. Yield curve positioning along both the Chinese and Japanese yield curves also held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	5.00%	0.87%	3.04%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	4.28%	0.44%	2.39%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 1,042,776,960
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 5,420,449	[1]
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	1,042,776,960	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	896	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	5,420,449
Portfolio Turnover Rate (%):	133
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
	Long	Short	Net
Fixed Income	143.9%	(40.8)%	103.1%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	6.2%	0.0%	6.2%
AA	8.0%	0.0%	8.0%
A	25.7%	0.0%	25.7%
BBB	24.3%	0.0%	24.3%
BB	10.5%	0.0%	10.5%
B	6.2%	0.0%	6.2%
CCC	0.8%	0.0%	0.8%
U.S. Government	4.1%	0.0%	4.1%
Federal Agencies	8.0%	0.0%	8.0%
Not Rated	50.1%	(40.8)%	9.3%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Fixed income sectors
	Long	Short	Net
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	30.4%	(13.1)%	17.3%
Non-U.S. Government Bonds	28.6%	(13.2)%	15.4%
U.S. Treasury Securities	29.8%	(14.5)%	15.3%
High Yield Corporates	11.4%	0.0%	11.4%
Mortgage-Backed Securities	8.0%	0.0%	8.0%
Collateralized Loan Obligations	2.6%	0.0%	2.6%
Commercial Mortgage-Backed Securities	2.0%	0.0%	2.0%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.7%	0.0%	0.7%
Municipal Bonds	0.7%	0.0%	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088942 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class R4
Trading Symbol	MGBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class R4 shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 4.91%, at net asset value. This compares with a return of 4.28% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector supported relative performance. An overweight exposure to the industrials sector also benefited relative returns. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds, and an overweight exposure to BBB -rated bonds, further strengthened relative results. Regional allocation also added to relative performance, particularly exposures to the United States and Europe.
    Favorable security selection within both the treasury and industrial sectors benefited relative returns. From a credit quality perspective, security selection among BBB -rated issuers supported relative results. The fund's underweight exposure to the US dollar and yield curve positioning, particularly along the USD yield curve, were additional factors that contributed to relative performance.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    Foreign exchange decisions, most notably from the fund's overweight exposure to the euro, Japanese yen and Chinese yuan currencies, weighed on relative performance. Yield curve positioning along both the Chinese and Japanese yield curves also held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	4.91%	0.78%	2.94%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	4.28%	0.44%	2.39%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 1,042,776,960
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 5,420,449	[2]
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	1,042,776,960	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	896	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	5,420,449
Portfolio Turnover Rate (%):	133
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
	Long	Short	Net
Fixed Income	143.9%	(40.8)%	103.1%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	6.2%	0.0%	6.2%
AA	8.0%	0.0%	8.0%
A	25.7%	0.0%	25.7%
BBB	24.3%	0.0%	24.3%
BB	10.5%	0.0%	10.5%
B	6.2%	0.0%	6.2%
CCC	0.8%	0.0%	0.8%
U.S. Government	4.1%	0.0%	4.1%
Federal Agencies	8.0%	0.0%	8.0%
Not Rated	50.1%	(40.8)%	9.3%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Fixed income sectors
	Long	Short	Net
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	30.4%	(13.1)%	17.3%
Non-U.S. Government Bonds	28.6%	(13.2)%	15.4%
U.S. Treasury Securities	29.8%	(14.5)%	15.3%
High Yield Corporates	11.4%	0.0%	11.4%
Mortgage-Backed Securities	8.0%	0.0%	8.0%
Collateralized Loan Obligations	2.6%	0.0%	2.6%
Commercial Mortgage-Backed Securities	2.0%	0.0%	2.0%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.7%	0.0%	0.7%
Municipal Bonds	0.7%	0.0%	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088941 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class R3
Trading Symbol	MGBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$95	0.93%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class R3 shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 4.65%, at net asset value. This compares with a return of 4.28% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector supported relative performance. An overweight exposure to the industrials sector also benefited relative returns. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds, and an overweight exposure to BBB -rated bonds, further strengthened relative results. Regional allocation also added to relative performance, particularly exposures to the United States and Europe.
    Favorable security selection within both the treasury and industrial sectors benefited relative returns. From a credit quality perspective, security selection among BBB -rated issuers supported relative results. The fund's underweight exposure to the US dollar and yield curve positioning, particularly along the USD yield curve, were additional factors that contributed to relative performance.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    Foreign exchange decisions, most notably from the fund's overweight exposure to the euro, Japanese yen and Chinese yuan currencies, weighed on relative performance. Yield curve positioning along both the Chinese and Japanese yield curves also held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	4.65%	0.51%	2.67%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	4.28%	0.44%	2.39%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 1,042,776,960
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 5,420,449	[3]
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	1,042,776,960	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	896	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	5,420,449
Portfolio Turnover Rate (%):	133
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
	Long	Short	Net
Fixed Income	143.9%	(40.8)%	103.1%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	6.2%	0.0%	6.2%
AA	8.0%	0.0%	8.0%
A	25.7%	0.0%	25.7%
BBB	24.3%	0.0%	24.3%
BB	10.5%	0.0%	10.5%
B	6.2%	0.0%	6.2%
CCC	0.8%	0.0%	0.8%
U.S. Government	4.1%	0.0%	4.1%
Federal Agencies	8.0%	0.0%	8.0%
Not Rated	50.1%	(40.8)%	9.3%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Fixed income sectors
	Long	Short	Net
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	30.4%	(13.1)%	17.3%
Non-U.S. Government Bonds	28.6%	(13.2)%	15.4%
U.S. Treasury Securities	29.8%	(14.5)%	15.3%
High Yield Corporates	11.4%	0.0%	11.4%
Mortgage-Backed Securities	8.0%	0.0%	8.0%
Collateralized Loan Obligations	2.6%	0.0%	2.6%
Commercial Mortgage-Backed Securities	2.0%	0.0%	2.0%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.7%	0.0%	0.7%
Municipal Bonds	0.7%	0.0%	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088940 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class R2
Trading Symbol	MGBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$122	1.19%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class R2 shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 4.39%, at net asset value. This compares with a return of 4.28% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector supported relative performance. An overweight exposure to the industrials sector also benefited relative returns. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds, and an overweight exposure to BBB -rated bonds, further strengthened relative results. Regional allocation also added to relative performance, particularly exposures to the United States and Europe.
    Favorable security selection within both the treasury and industrial sectors benefited relative returns. From a credit quality perspective, security selection among BBB -rated issuers supported relative results. The fund's underweight exposure to the US dollar and yield curve positioning, particularly along the USD yield curve, were additional factors that contributed to relative performance.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    Foreign exchange decisions, most notably from the fund's overweight exposure to the euro, Japanese yen and Chinese yuan currencies, weighed on relative performance. Yield curve positioning along both the Chinese and Japanese yield curves also held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	4.39%	0.28%	2.43%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	4.28%	0.44%	2.39%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 1,042,776,960
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 5,420,449	[4]
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	1,042,776,960	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	896	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	5,420,449
Portfolio Turnover Rate (%):	133
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
	Long	Short	Net
Fixed Income	143.9%	(40.8)%	103.1%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	6.2%	0.0%	6.2%
AA	8.0%	0.0%	8.0%
A	25.7%	0.0%	25.7%
BBB	24.3%	0.0%	24.3%
BB	10.5%	0.0%	10.5%
B	6.2%	0.0%	6.2%
CCC	0.8%	0.0%	0.8%
U.S. Government	4.1%	0.0%	4.1%
Federal Agencies	8.0%	0.0%	8.0%
Not Rated	50.1%	(40.8)%	9.3%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Fixed income sectors
	Long	Short	Net
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	30.4%	(13.1)%	17.3%
Non-U.S. Government Bonds	28.6%	(13.2)%	15.4%
U.S. Treasury Securities	29.8%	(14.5)%	15.3%
High Yield Corporates	11.4%	0.0%	11.4%
Mortgage-Backed Securities	8.0%	0.0%	8.0%
Collateralized Loan Obligations	2.6%	0.0%	2.6%
Commercial Mortgage-Backed Securities	2.0%	0.0%	2.0%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.7%	0.0%	0.7%
Municipal Bonds	0.7%	0.0%	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088939 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class R1
Trading Symbol	MGBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$172	1.69%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class R1 shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 3.88%, at net asset value. This compares with a return of 4.28% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector supported relative performance. An overweight exposure to the industrials sector also benefited relative returns. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds, and an overweight exposure to BBB -rated bonds, further strengthened relative results. Regional allocation also added to relative performance, particularly exposures to the United States and Europe.
    Favorable security selection within both the treasury and industrial sectors benefited relative returns. From a credit quality perspective, security selection among BBB -rated issuers supported relative results. The fund's underweight exposure to the US dollar and yield curve positioning, particularly along the USD yield curve, were additional factors that contributed to relative performance.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    Foreign exchange decisions, most notably from the fund's overweight exposure to the euro, Japanese yen and Chinese yuan currencies, weighed on relative performance. Yield curve positioning along both the Chinese and Japanese yield curves also held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	3.88%	(0.24)%	1.90%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	4.28%	0.44%	2.39%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 1,042,776,960
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 5,420,449	[5]
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	1,042,776,960	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	896	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	5,420,449
Portfolio Turnover Rate (%):	133
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
	Long	Short	Net
Fixed Income	143.9%	(40.8)%	103.1%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	6.2%	0.0%	6.2%
AA	8.0%	0.0%	8.0%
A	25.7%	0.0%	25.7%
BBB	24.3%	0.0%	24.3%
BB	10.5%	0.0%	10.5%
B	6.2%	0.0%	6.2%
CCC	0.8%	0.0%	0.8%
U.S. Government	4.1%	0.0%	4.1%
Federal Agencies	8.0%	0.0%	8.0%
Not Rated	50.1%	(40.8)%	9.3%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Fixed income sectors
	Long	Short	Net
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	30.4%	(13.1)%	17.3%
Non-U.S. Government Bonds	28.6%	(13.2)%	15.4%
U.S. Treasury Securities	29.8%	(14.5)%	15.3%
High Yield Corporates	11.4%	0.0%	11.4%
Mortgage-Backed Securities	8.0%	0.0%	8.0%
Collateralized Loan Obligations	2.6%	0.0%	2.6%
Commercial Mortgage-Backed Securities	2.0%	0.0%	2.0%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.7%	0.0%	0.7%
Municipal Bonds	0.7%	0.0%	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088938 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class I
Trading Symbol	MGBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class I shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 4.91%, at net asset value. This compares with a return of 4.28% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector supported relative performance. An overweight exposure to the industrials sector also benefited relative returns. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds, and an overweight exposure to BBB -rated bonds, further strengthened relative results. Regional allocation also added to relative performance, particularly exposures to the United States and Europe.
    Favorable security selection within both the treasury and industrial sectors benefited relative returns. From a credit quality perspective, security selection among BBB -rated issuers supported relative results. The fund's underweight exposure to the US dollar and yield curve positioning, particularly along the USD yield curve, were additional factors that contributed to relative performance.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    Foreign exchange decisions, most notably from the fund's overweight exposure to the euro, Japanese yen and Chinese yuan currencies, weighed on relative performance. Yield curve positioning along both the Chinese and Japanese yield curves also held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.91%	0.76%	2.94%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	4.28%	0.44%	2.39%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 1,042,776,960
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 5,420,449	[6]
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	1,042,776,960	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	896	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	5,420,449
Portfolio Turnover Rate (%):	133
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
	Long	Short	Net
Fixed Income	143.9%	(40.8)%	103.1%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	6.2%	0.0%	6.2%
AA	8.0%	0.0%	8.0%
A	25.7%	0.0%	25.7%
BBB	24.3%	0.0%	24.3%
BB	10.5%	0.0%	10.5%
B	6.2%	0.0%	6.2%
CCC	0.8%	0.0%	0.8%
U.S. Government	4.1%	0.0%	4.1%
Federal Agencies	8.0%	0.0%	8.0%
Not Rated	50.1%	(40.8)%	9.3%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Fixed income sectors
	Long	Short	Net
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	30.4%	(13.1)%	17.3%
Non-U.S. Government Bonds	28.6%	(13.2)%	15.4%
U.S. Treasury Securities	29.8%	(14.5)%	15.3%
High Yield Corporates	11.4%	0.0%	11.4%
Mortgage-Backed Securities	8.0%	0.0%	8.0%
Collateralized Loan Obligations	2.6%	0.0%	2.6%
Commercial Mortgage-Backed Securities	2.0%	0.0%	2.0%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.7%	0.0%	0.7%
Municipal Bonds	0.7%	0.0%	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088937 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class C
Trading Symbol	MGBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$171	1.68%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class C shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 3.88%, at net asset value. This compares with a return of 4.28% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector supported relative performance. An overweight exposure to the industrials sector also benefited relative returns. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds, and an overweight exposure to BBB -rated bonds, further strengthened relative results. Regional allocation also added to relative performance, particularly exposures to the United States and Europe.
    Favorable security selection within both the treasury and industrial sectors benefited relative returns. From a credit quality perspective, security selection among BBB -rated issuers supported relative results. The fund's underweight exposure to the US dollar and yield curve positioning, particularly along the USD yield curve, were additional factors that contributed to relative performance.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    Foreign exchange decisions, most notably from the fund's overweight exposure to the euro, Japanese yen and Chinese yuan currencies, weighed on relative performance. Yield curve positioning along both the Chinese and Japanese yield curves also held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	3.88%	(0.22)%	1.92%
C with CDSC (1% for 12 months)×	2.88%	(0.22)%	1.92%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	4.28%	0.44%	2.39%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 1,042,776,960
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 5,420,449	[7]
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	1,042,776,960	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	896	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	5,420,449
Portfolio Turnover Rate (%):	133
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
	Long	Short	Net
Fixed Income	143.9%	(40.8)%	103.1%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	6.2%	0.0%	6.2%
AA	8.0%	0.0%	8.0%
A	25.7%	0.0%	25.7%
BBB	24.3%	0.0%	24.3%
BB	10.5%	0.0%	10.5%
B	6.2%	0.0%	6.2%
CCC	0.8%	0.0%	0.8%
U.S. Government	4.1%	0.0%	4.1%
Federal Agencies	8.0%	0.0%	8.0%
Not Rated	50.1%	(40.8)%	9.3%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Fixed income sectors
	Long	Short	Net
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	30.4%	(13.1)%	17.3%
Non-U.S. Government Bonds	28.6%	(13.2)%	15.4%
U.S. Treasury Securities	29.8%	(14.5)%	15.3%
High Yield Corporates	11.4%	0.0%	11.4%
Mortgage-Backed Securities	8.0%	0.0%	8.0%
Collateralized Loan Obligations	2.6%	0.0%	2.6%
Commercial Mortgage-Backed Securities	2.0%	0.0%	2.0%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.7%	0.0%	0.7%
Municipal Bonds	0.7%	0.0%	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088936 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class B
Trading Symbol	MGBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$172	1.69%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class B shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 3.88%, at net asset value. This compares with a return of 4.28% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector supported relative performance. An overweight exposure to the industrials sector also benefited relative returns. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds, and an overweight exposure to BBB -rated bonds, further strengthened relative results. Regional allocation also added to relative performance, particularly exposures to the United States and Europe.
    Favorable security selection within both the treasury and industrial sectors benefited relative returns. From a credit quality perspective, security selection among BBB -rated issuers supported relative results. The fund's underweight exposure to the US dollar and yield curve positioning, particularly along the USD yield curve, were additional factors that contributed to relative performance.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    Foreign exchange decisions, most notably from the fund's overweight exposure to the euro, Japanese yen and Chinese yuan currencies, weighed on relative performance. Yield curve positioning along both the Chinese and Japanese yield curves also held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.88%	(0.22)%	1.92%
B with CDSC (declining over six years from 4% to 0%)×	(0.12)%	(0.57)%	1.92%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	4.28%	0.44%	2.39%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 1,042,776,960
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 5,420,449	[8]
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	1,042,776,960	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	896	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	5,420,449
Portfolio Turnover Rate (%):	133
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
	Long	Short	Net
Fixed Income	143.9%	(40.8)%	103.1%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	6.2%	0.0%	6.2%
AA	8.0%	0.0%	8.0%
A	25.7%	0.0%	25.7%
BBB	24.3%	0.0%	24.3%
BB	10.5%	0.0%	10.5%
B	6.2%	0.0%	6.2%
CCC	0.8%	0.0%	0.8%
U.S. Government	4.1%	0.0%	4.1%
Federal Agencies	8.0%	0.0%	8.0%
Not Rated	50.1%	(40.8)%	9.3%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Fixed income sectors
	Long	Short	Net
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	30.4%	(13.1)%	17.3%
Non-U.S. Government Bonds	28.6%	(13.2)%	15.4%
U.S. Treasury Securities	29.8%	(14.5)%	15.3%
High Yield Corporates	11.4%	0.0%	11.4%
Mortgage-Backed Securities	8.0%	0.0%	8.0%
Collateralized Loan Obligations	2.6%	0.0%	2.6%
Commercial Mortgage-Backed Securities	2.0%	0.0%	2.0%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.7%	0.0%	0.7%
Municipal Bonds	0.7%	0.0%	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000088935 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Opportunistic Bond Fund
Class Name	Class A
Trading Symbol	MGBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$96	0.94%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class A shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 4.65%, at net asset value. This compares with a return of 4.28% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector supported relative performance. An overweight exposure to the industrials sector also benefited relative returns. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds, and an overweight exposure to BBB -rated bonds, further strengthened relative results. Regional allocation also added to relative performance, particularly exposures to the United States and Europe.
    Favorable security selection within both the treasury and industrial sectors benefited relative returns. From a credit quality perspective, security selection among BBB -rated issuers supported relative results. The fund's underweight exposure to the US dollar and yield curve positioning, particularly along the USD yield curve, were additional factors that contributed to relative performance.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    Foreign exchange decisions, most notably from the fund's overweight exposure to the euro, Japanese yen and Chinese yuan currencies, weighed on relative performance. Yield curve positioning along both the Chinese and Japanese yield curves also held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	4.65%	0.52%	2.68%
A with initial sales charge (4.25%)	0.20%	(0.35)%	2.23%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	4.28%	0.44%	2.39%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 1,042,776,960
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 5,420,449	[9]
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	1,042,776,960	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	896	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	5,420,449
Portfolio Turnover Rate (%):	133
# Includes the effect of any management fee waivers, if applicable.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
	Long	Short	Net
Fixed Income	143.9%	(40.8)%	103.1%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	6.2%	0.0%	6.2%
AA	8.0%	0.0%	8.0%
A	25.7%	0.0%	25.7%
BBB	24.3%	0.0%	24.3%
BB	10.5%	0.0%	10.5%
B	6.2%	0.0%	6.2%
CCC	0.8%	0.0%	0.8%
U.S. Government	4.1%	0.0%	4.1%
Federal Agencies	8.0%	0.0%	8.0%
Not Rated	50.1%	(40.8)%	9.3%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Fixed income sectors
	Long	Short	Net
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	30.4%	(13.1)%	17.3%
Non-U.S. Government Bonds	28.6%	(13.2)%	15.4%
U.S. Treasury Securities	29.8%	(14.5)%	15.3%
High Yield Corporates	11.4%	0.0%	11.4%
Mortgage-Backed Securities	8.0%	0.0%	8.0%
Collateralized Loan Obligations	2.6%	0.0%	2.6%
Commercial Mortgage-Backed Securities	2.0%	0.0%	2.0%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.7%	0.0%	0.7%
Municipal Bonds	0.7%	0.0%	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.